Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Amortized cost	$ 57,367	$ 48,232
Allowance for credit losses on debt securities at FVOCI	(3)	11
Gross unrealized gains on securities measured at FVOCI	532	508
Gross unrealized losses on securities measured at FVOCI	213	241
Securities measured at fair value through other comprehensive income [member] | Commercial mortgage-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	2,051	1,442
Gross unrealized gains on securities measured at FVOCI	1	0
Gross unrealized losses on securities measured at FVOCI	6	6
Fair value	2,046	1,436
Held-to-collect securities category [member]
Disclosure of financial assets [line items]
Amortized cost	$ 44,784	$ 46,109